Expense Example {- Fidelity® Dividend ETF for Rising Rates} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Dividend ETF for Rising Rates - Fidelity Dividend ETF for Rising Rates-Default	Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368